Other assets (Tables)	12 Months Ended
Mar. 31, 2020
Other Assets Disclosure
Other assets include the following:

	As of March 31,
	2019		2020		2020
	(In millions)
Security deposits for leased property	Rs.	5,112.9	Rs.	5,410.3	US$	71.8
Sundry accounts receivable		49,465.6		55,379.5		734.6
Advance income tax (net of current tax expense)		18,785.7		25,140.7		333.5
Advances		4,213.1		7,639.3		101.3
Prepaid expenses		1,356.7		1,374.6		18.2
Deposits/Margins paid		8,319.8		15,226.9		202.0
Derivatives (refer to note 24)		132,524.1		190,537.6		2,527.4
Term placements		115,428.4		109,372.8		1,450.8
Receivable on account of trade date		4,890.7		221,960.9		2,944.1
Right-of-use assets		—		60,756.9		805.9
Others *		55,636.0		44,552.6		590.9

Total	Rs.	395,733.0	Rs.	737,352.1	US$	9,780.5

*	Effective April 1, 2018, the Bank adopted ASU 2016-01. The equity securities that were previously reported as AFS securities were reclassified to other assets with carrying value amounting to Rs. 1,267.7 million. Others include equity securities with carrying value amounting to Rs. 11,483.4 million and Rs. 11,611.2 million as at March 31, 2019 and March 31, 2020, respectively. Equity securities include non-marketable equity securities carried at cost Rs. 459.4 million and Rs. 696.9 million as at March 31, 2019 and March 31, 2020, respectively. Unrealized gain \ (loss) recognized in non-interest revenue–other, net Rs 6,717.5 million and Rs. (131.1) million for the fiscal year ended March 31, 2019 and March 31, 2020, respectively.